Rational/ReSolve Adaptive Asset Allocation Fund

a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the prospectus and summary prospectus supplement for Rational/ReSolve Adaptive Asset Allocation Fund that was filed pursuant to Rule 497(e) under the Securities Act of 1933, on April 1, 2021 (SEC Accession No. 0001580642-21-001500).